Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1 , 2014	$39,826	$7,517	$—	$47,343

Acquisition of Weiyue in 2014	—	—	14,526	14,526
Acquisition of other businesses in 2014	—	4,135	—	4,135
Impairment provided in 2014	—	—	(14,526)	(14,526)

Balance as of December 31, 2014	39,826	11,652	—	51,478

Foreign exchange impact	1,919	(535)	—	1,384

Balance as of December 31, 2015	41,745	11,117	—	52,862

Impairment provided in 2016	(36,726)	—	—	(36,726)
Foreign exchange impact	(5,019)	(851)	—	(5,870)

Balance as of December 31, 2016	$—	$10,266	$—	$10,266

Schedule of intangible assets

	As of December 31, 2015			As of December 31, 2016
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Accumulated Impairment	Net
	(In thousands)			(In thousands)
Technology*	$15,698	$(13,083)	$2,615	$15,698	$(14,196)	(1,243)	$259
Software*	1,861	(1,861)	—	1,861	(1,861)	—	—
Exclusive content distribution right*	2,806	(1,485)	1,321	—	—	—	—
Games*	1,688	(496)	1,192	1,688	(979)	—	709
Other*	7,899	(3,935)	3,964	7,899	(4,800)	(2,225)	874

Total	$29,952	$(20,860)	$9,092	$27,146	$(21,836)	$(3,468)	$1,842

* Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Schedule of estimated amortization expenses

As of December 31, 2016, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2017	$659
2018	531
2019	45
2020	42
2021 and thereafter	—

Total expected amortization expense**	$1,277

** The table above excludes indefinite lived intangible assets of $0.6 million.